Taxation - Summary of Reconciliation of Income Tax (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Taxation [Abstract]
Profit before income tax expense	¥ 4,540	¥ 2,003	¥ 1,597
Tax calculated at a tax rate of 25%	1,135	501	399
Effects of different tax rates applicable to different subsidiaries of the Group	(36)	396	(56)
Effects of tax holiday on assessable profit of certain subsidiaries	(88)	(530)	(39)
Effects of tax holiday of a subsidiary recognized for prior year		(116)
Effects of preferential tax rate on assessable profit of certain subsidiaries	(556)	(230)	(161)
Expense not deductible for tax purposes	133	156	107
Income not subject to tax		(2)	(10)
Unrecognized deferred income tax assets	16	37	81
Utilization of previously unrecognized tax assets	(50)	(40)	(45)
Others	9	(1)	2
Total income tax expense	¥ 563	¥ 171	¥ 278